Putnam ESG High Yield ETF
The fund's portfolio
1/31/25 (Unaudited)

CORPORATE BONDS AND NOTES (88.1%)(a)
	Principal amount	Value
Advertising and marketing services (1.2%)
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30	$755,000	$782,165
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28	385,000	357,314
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31	650,000	681,623
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27	280,000	275,604

		2,096,706
Automotive (0.3%)
IHO Verwaltungs, GmbH 144A sr. notes 7.75%, 11/15/30 (Germany)	245,000	245,833
IHO Verwaltungs, GmbH 144A sr. sub. notes 8.00%, 11/15/32 (Germany)	250,000	250,365

		496,198
Broadcasting (2.2%)
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)	1,055,000	1,098,020
Gray Television, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 11/15/31	315,000	188,161
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 5.625%, 7/15/27	665,000	656,302
Sinclair Television Group, Inc. 144A sr. notes 8.125%, 2/15/33	715,000	719,491
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31	455,000	392,181
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28	235,000	219,942
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.50%, 7/1/29	565,000	550,537

		3,824,634
Building materials (0.8%)
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29	720,000	666,274
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 144A sr. notes 6.625%, 12/15/30	725,000	734,230

		1,400,504
Capital goods (9.1%)
Adient Global Holdings, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 2/15/33 (Ireland)	150,000	152,187
Adient Global Holdings, Ltd. 144A company guaranty sr. unsec. unsub. notes 8.25%, 4/15/31 (Ireland)	790,000	820,036
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31	700,000	625,082
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29	575,000	502,477
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)	595,000	633,113
Berry Global, Inc. 144A company guaranty notes 5.625%, 7/15/27	250,000	250,562
Bombardier, Inc. 144A sr. unsec. notes 7.00%, 6/1/32 (Canada)	1,240,000	1,265,993
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30	650,000	679,888
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31	135,000	145,680
Clarios Global LP 144A sr. notes 6.75%, 5/15/28	50,000	50,977
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31	1,215,000	1,233,518
GFL Environmental, Inc. 144A sr. notes 6.75%, 1/15/31 (Canada)	1,030,000	1,069,814
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29	205,000	190,618
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28	270,000	258,279
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29	755,000	728,621
Manitowoc Co., Inc. (The) 144A company guaranty notes 9.25%, 10/1/31	415,000	431,920
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31	320,000	312,320
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27	705,000	709,840
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28	85,000	87,216
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31	1,115,000	1,175,459
Spirit AeroSystems, Inc. company guaranty sr. unsec. unsub. notes 4.60%, 6/15/28	445,000	429,406
Spirit AeroSystems, Inc. 144A company guaranty sr. notes 9.75%, 11/15/30	915,000	1,013,423
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29	170,000	182,987
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29	175,000	168,515
Terex Corp. 144A sr. unsec. notes 6.25%, 10/15/32	730,000	722,555
TransDigm, Inc. 144A company guaranty sr. notes 6.00%, perpetual maturity	450,000	444,329
Waste Pro USA, Inc. 144A sr. unsec. notes 7.00%, 2/1/33	205,000	207,794
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.625%, 3/15/32	1,605,000	1,642,989
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.375%, 3/15/29	70,000	71,399

		16,206,997
Chemicals (3.0%)
Avient Corp. 144A sr. unsec. notes 6.25%, 11/1/31	805,000	803,913
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30	370,000	380,154
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29	535,000	492,236
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.629%, 7/15/32 (Germany)	665,000	683,450
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)	670,000	615,996
Olympus Water US Holding Corp. 144A sr. notes 9.75%, 11/15/28	540,000	572,383
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28	665,000	645,732
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29	680,000	660,093
SCIL IV, LLC/SCIL USA Holdings, LLC 144A sr. notes 5.375%, 11/1/26	200,000	198,592
Vibrantz Technologies, Inc. 144A sr. unsec. notes 9.00%, 2/15/30	400,000	366,255

		5,418,804
Commercial and consumer services (2.1%)
Block, Inc. sr. unsec. notes 3.50%, 6/1/31	575,000	512,072
Boost Newco Borrower, LLC 144A sr. notes 7.50%, 1/15/31	265,000	277,613
Iron Mountain, Inc. 144A company guaranty sr. unsec. sub. notes 6.25%, 1/15/33	870,000	872,075
Iron Mountain, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/15/32	665,000	641,527
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty notes 6.25%, 1/15/28	785,000	784,735
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26	650,000	643,438

		3,731,460
Communication services (5.3%)
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	565,000	546,439
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30	1,770,000	1,640,592
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31	80,000	71,025
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32	890,000	792,779
Connect Finco SARL/Connect US Finco, LLC 144A sr. notes 9.00%, 9/15/29 (Luxembourg)	950,000	852,699
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 11.75%, 1/31/29	880,000	876,226
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 11.25%, 5/15/28	550,000	545,828
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 5.375%, 2/1/28	200,000	176,041
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27	560,000	554,913
Iliad Holding SASU 144A sr. notes 7.00%, 4/15/32 (France)	345,000	350,247
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30	495,000	541,881
SBA Communications Corp. sr. unsec. sub. notes 3.875%, 2/15/27(R)	490,000	474,472
Virgin Media Secured Finance PLC 144A company guaranty sr. sub. notes 4.50%, 8/15/30 (United Kingdom)	615,000	545,983
VZ Secured Financing BV 144A sr. notes 5.00%, 1/15/32 (Netherlands)	1,005,000	899,113
Zegona Finance PLC 144A sr. notes 8.625%, 7/15/29 (United Kingdom)	595,000	636,665

		9,504,903
Construction (2.8%)
Arcosa, Inc. 144A company guaranty sr. unsec. notes 6.875%, 8/15/32	165,000	169,246
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29	1,015,000	993,519
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32	620,000	628,456
Builders FirstSource, Inc. 144A sr. unsec. bonds 6.375%, 3/1/34	415,000	417,922
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32	320,000	324,061
Quikrete Holdings, Inc. 144A sr. notes 6.375%, 3/1/32	315,000	316,178
Quikrete Holdings, Inc. 144A sr. unsec. notes 6.75%, 3/1/33	160,000	160,600
Standard Industries Solutions, Inc./NY 144A sr. unsec. notes 6.50%, 8/15/32	1,260,000	1,273,372
TopBuild Corp. 144A company guaranty sr. unsec. bonds 4.125%, 2/15/32	685,000	613,254

		4,896,608
Consumer staples (7.1%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)	820,000	743,198
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 6.125%, 6/15/29 (Canada)	130,000	131,880
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	625,000	613,195
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. notes 8.00%, 2/15/31	290,000	300,144
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29	325,000	302,203
Chobani Holdco, LLC 144A sr. unsec. notes 8.75%, 10/1/29	150,000	162,830
Chobani, LLC/Chobani Finance Corp., Inc. 144A sr. unsec. notes 7.625%, 7/1/29	1,240,000	1,295,934
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 4.75%, 1/15/29	1,040,000	1,003,369
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 4.375%, 3/31/29	440,000	411,835
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30	730,000	688,173
Gates Corp./The 144A sr. unsec. notes 6.875%, 7/1/29	45,000	46,080
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company guaranty sr. unsec. notes 3.50%, 3/1/29	635,000	587,578
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 6.625%, 6/15/29	600,000	613,726
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27	825,000	822,564
United Rentals North America, Inc. 144A company guaranty sr. unsec. notes 6.125%, 3/15/34	1,365,000	1,368,931
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32	1,220,000	1,267,719
US Foods, Inc. 144A sr. unsec. notes 5.75%, 4/15/33	295,000	287,519
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29	1,355,000	1,316,559
Wayfair, LLC 144A company guaranty sr. sub. notes 7.25%, 10/31/29	585,000	598,397

		12,561,834
Energy (7.1%)
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.625%, 11/1/30	35,000	37,126
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28	140,000	146,597
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31	765,000	807,773
CQP Holdco LP/BIP-V Chinook Holdco, LLC 144A sr. sub. notes 5.50%, 6/15/31	565,000	545,146
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28	520,000	534,523
Encino Acquisition Partners Holdings, LLC 144A sr. unsec. notes 8.75%, 5/1/31	330,000	351,148
Expand Energy Corp. company guaranty sr. unsec. notes 5.375%, 3/15/30	250,000	245,645
Expand Energy Corp. company guaranty sr. unsec. notes 5.375%, 2/1/29	485,000	479,538
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	1,390,000	1,380,008
Kodiak Gas Services, LLC 144A company guaranty sr. unsec. notes 7.25%, 2/15/29	420,000	432,632
Matador Resources Co. 144A company guaranty sr. unsec. notes 6.25%, 4/15/33	175,000	172,883
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 8.875%, 8/15/31	495,000	469,078
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27	300,000	303,001
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	108,000	108,349
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)	250,000	252,351
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	690,000	655,719
Seadrill Finance, Ltd. 144A company guaranty notes 8.375%, 8/1/30 (Bermuda)	265,000	270,645
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 144A sr. unsec. notes 7.875%, 11/1/28	655,000	681,065
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	335,000	335,330
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28	113,462	116,700
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	132,000	132,516
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)	315,000	323,055
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30	136,000	141,934
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30	195,000	198,702
Venture Global LNG, Inc. 144A sr. notes 9.875%, 2/1/32	1,320,000	1,453,913
Venture Global LNG, Inc. 144A sr. notes 9.50%, 2/1/29	265,000	295,562
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31	435,000	458,092
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28	225,000	235,277
Viper Energy, Inc. 144A sr. unsec. sub. notes 7.375%, 11/1/31	670,000	701,294
Viper Energy, Inc. 144A sr. unsec. sub. notes 5.375%, 11/1/27	435,000	432,471

		12,698,073
Entertainment (2.4%)
Churchill Downs, Inc. 144A sr. unsec. notes 5.75%, 4/1/30	530,000	523,894
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28	525,000	515,078
NCL Corp., Ltd. 144A company guaranty sr. notes 8.125%, 1/15/29	175,000	185,935
NCL Corp., Ltd. 144A sr. unsec. notes 6.75%, 2/1/32	310,000	315,034
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29	160,000	170,091
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32	60,000	61,086
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.00%, 2/1/33	605,000	610,170
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.625%, 9/30/31	745,000	739,941
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26	275,000	275,510
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31	655,000	675,258
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 6.625%, 5/1/32	275,000	281,129

		4,353,126
Financials (10.0%)
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. notes 7.50%, 11/6/30	630,000	651,787
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. unsec. notes 8.50%, 6/15/29	655,000	687,128
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 7.00%, 1/15/31	840,000	855,430
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 7.375%, 10/1/32	130,000	132,996
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 5.875%, 11/1/29	720,000	693,280
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	390,000	437,705
Aretec Group, Inc. 144A company guaranty sr. sub. notes 10.00%, 8/15/30	125,000	137,519
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 9.25%, 12/15/28	510,000	544,073
Encore Capital Group, Inc. 144A company guaranty sr. notes 9.25%, 4/1/29	380,000	407,715
Encore Capital Group, Inc. 144A company guaranty sr. notes 8.50%, 5/15/30	800,000	846,886
Freedom Mortgage Corp. 144A sr. unsec. notes 12.00%, 10/1/28	715,000	779,487
Freedom Mortgage Corp. 144A sr. unsec. sub. notes 6.625%, 1/15/27	285,000	286,377
GGAM Finance, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 2/15/27 (Ireland)	420,000	434,001
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30	830,000	858,804
Jane Street Group/JSG Finance, Inc. 144A sr. notes 6.125%, 11/1/32	805,000	801,620
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29	515,000	550,863
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)	375,000	399,350
Jones Deslauriers Insurance Management, Inc. 144A sr. unsec. notes 10.50%, 12/15/30 (Canada)	475,000	514,604
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)	80,000	80,008
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)	345,000	335,873
MPT Operating Partnership LP/MPT Finance Corp 144A company guaranty sr. notes 8.50%, 2/15/32	660,000	671,060
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 7.125%, 2/1/32	420,000	433,276
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31	1,140,000	1,104,123
OneMain Finance Corp. company guaranty sr. unsec. notes 7.50%, 5/15/31	640,000	666,123
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 11/15/31	350,000	360,207
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28	155,000	157,629
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	395,000	383,650
PHH Escrow Issuer, LLC/PHH Corp. 144A sr. unsec. notes 9.875%, 11/1/29	910,000	891,295
PRA Group, Inc. 144A company guaranty sr. unsec. notes 8.875%, 1/31/30	1,230,000	1,288,347
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 7.25%, 7/15/28	255,000	264,634
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32	1,070,000	1,078,844
XHR LP 144A company guaranty sr. unsec. notes 6.625%, 5/15/30	145,000	146,745

		17,881,439
Forest products and packaging (2.9%)
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30	1,865,000	1,768,936
Efesto Bidco SpA/Efesto US, LLC 144A notes 7.50%, 2/15/32 (Italy)	645,000	645,000
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30	1,140,000	1,044,952
Mauser Packaging Solutions Holding Co. 144A sr. bonds 7.875%, 4/15/27	1,050,000	1,071,220
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)	485,000	430,633
Mercer International, Inc. 144A sr. unsec. notes 12.875%, 10/1/28 (Canada)	275,000	297,278

		5,258,019
Gaming and lottery (4.8%)
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31	1,390,000	1,297,693
Caesars Entertainment, Inc. 144A company guaranty sr. notes 6.50%, 2/15/32	55,000	55,719
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30	975,000	1,005,592
Caesars Entertainment, Inc. 144A sr. unsec. notes 6.00%, 10/15/32	510,000	496,324
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29	1,060,000	1,001,397
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.50%, 9/1/31	315,000	328,428
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29	520,000	536,759
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	340,000	337,227
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30	490,000	477,454
Station Casinos, LLC 144A company guaranty sr. unsec. sub. notes 6.625%, 3/15/32	340,000	342,179
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31	460,000	417,868
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. bonds 5.125%, 10/1/29	310,000	300,674
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31	1,890,000	1,977,426

		8,574,740
Health care (7.8%)
AthenaHealth Group, Inc. 144A sr. unsec. notes 6.50%, 2/15/30	1,050,000	1,016,662
Bausch & Lomb Escrow Corp. 144A sr. notes 8.375%, 10/1/28 (Canada)	165,000	172,955
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27	430,000	393,450
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30	165,000	142,970
CHS/Community Health Systems, Inc. 144A company guaranty notes 6.125%, 4/1/30	375,000	246,183
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 10.875%, 1/15/32	610,000	629,046
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27	250,000	242,956
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30	1,030,000	878,941
Concentra Escrow Issuer Corp. 144A sr. unsec.notes 6.875%, 7/15/32	610,000	631,534
CVS Health Corp. jr. unsec. sub. bonds 7.00%, 3/10/55	355,000	359,460
CVS Health Corp. jr. unsec. sub. bonds 6.75%, 12/10/54	210,000	208,150
DaVita Inc. 144A company guaranty sr. unsec. notes 6.875%, 9/1/32	995,000	1,009,836
DaVita Inc. 144A company guaranty sr. unsec. sub. notes 4.625%, 6/1/30	260,000	242,078
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28	570,000	587,320
Endo Finance Holdings, Inc. 144A sr. notes 8.50%, 4/15/31	195,000	208,826
Grifols, S.A. 144A company guaranty sr. unsec. notes 4.75%, 10/15/28 (Spain)	950,000	879,938
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)	270,000	257,425
Kedrion SpA 144A company guaranty sr. notes 6.50%, 9/1/29 (Italy)	1,440,000	1,374,286
Medline Borrower LP 144A sr. notes 3.875%, 4/1/29	505,000	471,622
Medline Borrower LP 144A sr. unsec. notes 5.25%, 10/1/29	470,000	455,713
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27	650,000	643,420
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29	425,000	401,938
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30	725,000	728,517
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)	855,000	958,399
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 7.875%, 9/15/29 (Israel)	785,000	849,848

		13,991,473
Homebuilding (1.7%)
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30	427,000	392,186
LGI Homes, Inc. 144A company guaranty sr. unsec. notes 8.75%, 12/15/28	680,000	721,009
Taylor Morrison Communities, Inc. 144A company guaranty sr. unsec. notes 5.875%, 6/15/27	380,000	383,564
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30	990,000	957,742
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28	165,000	165,882
Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 4.875%, 9/15/28	465,000	447,332

		3,067,715
Lodging/Tourism (2.3%)
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29	80,000	83,918
Carnival Corp. 144A company guaranty sr. unsec. sub. notes 6.125%, 2/15/33	235,000	235,729
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 10.50%, 6/1/30	400,000	427,528
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 6.00%, 5/1/29	120,000	120,307
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27	685,000	686,861
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)	380,000	404,654
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. bonds 4.875%, 1/15/30	240,000	232,582
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	410,000	407,317
Viking Cruises, Ltd. 144A sr. unsec. notes 9.125%, 7/15/31	435,000	471,805
Viking Cruises, Ltd. 144A sr. unsec. notes 7.00%, 2/15/29	980,000	990,193

		4,060,894
Metals (3.0%)
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32	350,000	319,013
Constellium SE 144A company guaranty sr. unsec. unsub. notes 6.375%, 8/15/32 (France)	405,000	399,570
Constellium SE 144A sr. unsec. notes 5.625%, 6/15/28 (France)	970,000	952,323
FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6.125%, 4/15/32 (Australia)	995,000	989,219
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31	1,225,000	1,074,157
Novelis Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/30/30	360,000	368,823
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30	930,000	874,429
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29	390,000	369,582

		5,347,116
Publishing (1.9%)
McGraw-Hill Education, Inc. 144A sr. notes 7.375%, 9/1/31	520,000	541,507
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28	225,000	221,654
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29	530,000	539,831
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32	65,000	62,067
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29	955,000	892,535
RR Donnelley & Sons Co. 144A sr. notes 9.50%, 8/1/29	1,085,000	1,118,214

		3,375,808
Retail (2.0%)
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35	950,000	981,135
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.25%, 3/15/29	420,000	391,040
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.125%, 8/15/31	305,000	268,203
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)	1,105,000	1,121,699
PetSmart, Inc./PetSmart Finance Corp. 144A company guaranty sr. unsec. notes 7.75%, 2/15/29	530,000	528,857
Specialty Building Products Holdings, LLC/ SBP Finance Corp. 144A sr. notes 7.75%, 10/15/29	200,000	204,831

		3,495,765
Technology (4.7%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28	675,000	668,562
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29	445,000	456,090
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29	735,000	723,140
CommScope, Inc. 144A company guaranty sr. unsec. notes 7.125%, 7/1/28	895,000	815,061
CommScope, LLC 144A company guaranty sr. notes 6.00%, 3/1/26	235,000	235,000
Fortress Intermediate 3, Inc. 144A sr. notes 7.50%, 6/1/31	430,000	443,892
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	355,000	325,775
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	415,000	396,135
McAfee Corp. 144A sr. unsec. notes 7.375%, 2/15/30	1,305,000	1,286,923
ON Semiconductor Corp. 144A company guaranty sr. unsec. notes 3.875%, 9/1/28	385,000	363,461
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29	525,000	498,142
Seagate HDD Cayman company guaranty sr. unsec. notes 3.125%, 7/15/29 (Cayman Islands)	545,000	490,263
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	930,000	873,138
UKG, Inc. 144A sr. notes 6.875%, 2/1/31	715,000	730,480

		8,306,062
Textiles (0.8%)
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity	840,000	898,302
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31	590,000	522,102

		1,420,404
Transportation (0.5%)
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 7.125%, 8/1/32	940,000	975,249

		975,249
Utilities and power (2.3%)
California Buyer, Ltd./Atlantica Sustainable Infrastructure PLC 144A sr. unsec. notes 6.375%, 2/15/32 (United Kingdom)	450,000	443,764
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31	335,000	320,161
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)	200,000	227,657
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity	380,000	422,023
PG&E Corp. jr. unsec. sub. bonds 7.375%, 3/15/55	235,000	228,913
PG&E Corp. sr. sub. notes 5.25%, 7/1/30	955,000	898,717
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 6.875%, 4/15/32	795,000	818,631
Vistra Operations Co., LLC 144A sr. unsec. notes 7.75%, 10/15/31	670,000	707,901

		4,067,767

Total corporate bonds and notes (cost $154,131,627)		$157,012,298

SENIOR LOANS (6.0%)(a)(c)
	Principal amount	Value
Basic materials (1.0%)
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 9.723%, 2/4/26	$282,458	$251,841
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 7.657%, 4/3/28	573,442	579,088
Nouryon USA, LLC bank term loan FRN Ser. B2, (CME Term SOFR 3 Month + 2.25%), 10.25%, 4/3/28	103,952	104,894
Treasure Holdco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 8.764%, 10/10/31	485,000	488,184
Vibrantz Technologies, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 8.689%, 4/21/29	367,210	362,850

		1,786,857
Capital goods (1.0%)
Clarios Global LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.75%), 7.055%, 1/14/32	254,165	255,013
DexKo Global, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.75%), 8.34%, 10/4/28	144,258	138,412
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 6.762%, 6/15/28	565,501	567,268
TransDigm, Inc. bank term loan FRN Ser. L, (CME Term SOFR 1 Month + 2.50%), 6.829%, 1/5/32	788,025	792,454

		1,753,147
Communication services (0.7%)
Connect Finco SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 8.812%, 9/13/29	367,225	321,192
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 9.802%, 8/2/29	290,352	288,859
Viasat, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month Plus CSA + 4.50%), 8.926%, 2/24/29	59,391	53,740
Zegona Finance, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 8.539%, 7/16/29	548,625	555,483

		1,219,274
Consumer cyclicals (1.0%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 8.426%, 8/21/28	88,351	88,839
Crocs, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.579%, 2/20/29	82,143	82,652
EMRLD Borrower LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 6.829%, 6/18/31	334,163	335,743
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 7.812%, 1/27/29	421,383	424,040
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.162%, 1/29/28	647,302	649,729
Scientific Games Holdings LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.296%, 4/4/29	174,121	174,918

		1,755,921
Consumer staples (0.1%)
IRB Holding Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 6.812%, 3/10/28	182,869	183,662

		183,662
Health care (0.5%)
Endo Finance Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.312%, 4/23/31	613,463	618,996
Medline Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.25%), 6.562%, 10/23/28	252,493	253,971

		872,967
Technology (1.3%)
Cloud Software Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 7.829%, 3/29/29	462,819	466,436
Fortress Intermediate 3, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 7.812%, 5/8/31	423,938	425,264
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 7.791%, 3/2/28	313,425	299,615
Proofpoint, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.312%, 8/31/28	496,782	500,354
Rocket Software, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 8.562%, 10/5/28	407,219	412,873
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.30%, 1/31/31	283,159	285,162

		2,389,704
Transportation (0.4%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 9.305%, 4/20/28	590,098	605,190
American Airlines, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 6.959%, 6/4/29	138,600	138,981

		744,171

Total senior loans (cost $10,691,308)		$10,705,703

CONVERTIBLE PREFERRED STOCKS (1.1%)(a)
	Shares	Value
Apollo Global Management, Inc. $3.38 cv. pfd.	4,828	$430,078
Boeing Co. (The) $3.00 cv. pfd.	12,563	753,654
Chart Industries, Inc. $3.38 cv. pfd.	2,927	227,574
Hewlett Packard Enterprise Co. $3.81 cv. pfd.	5,949	363,662
PG&E Corp. $3.00 cv. pfd.(NON)	5,278	222,890

Total convertible preferred stocks (cost $1,664,446)		$1,997,858

CONVERTIBLE BONDS AND NOTES (0.7%)(a)
	Principal amount	Value
Guidewire Software, Inc. 144A cv. sr. unsec. notes 1.25%, 11/1/29	$402,000	$437,175
ON Semiconductor Corp. cv. sr. unsec. notes zero %, 5/1/27	99,000	116,460
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	208,000	207,090
Uber Technologies, Inc. cv. sr. unsec. notes Ser. 2028, 0.875%, 12/1/28	235,000	273,775
Wrangler Holdco Corp. 144A company guaranty cv. sr. notes unsec. sub. 6.625%, 4/1/32	140,000	143,260

Total convertible bonds and notes (cost $1,145,490)		$1,177,760

SHORT-TERM INVESTMENTS (4.1%)(a)
	Shares	Value
Putnam Government Money Market Fund Class P 4.09%(AFF)	7,363,037	$7,363,037

Total short-term investments (cost $7,363,037)		$7,363,037
TOTAL INVESTMENTS

Total investments (cost $174,995,908)		$178,256,656

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/25 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation
	CDX NA HY Series 43 Index	B+/P	$(267,963)	$3,675,000	$299,094	12/20/29	500 bp — Quarterly	$53,079

	Total		$(267,963)					$53,079
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2025. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
SOFR	Secured Overnight Financing Rate
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2024 through January 31, 2025 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
Putnam ESG High Yield ETF (the fund) is a non-diversified, open-end series of Putnam ETF Trust (the Trust), a Delaware statutory trust organized under the 1940 Act. The fund is an actively managed ETF that operates pursuant to an exemptive order from the SEC.
The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $178,283,433.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 4/30/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/25
Short-term investments
	Putnam Government Money Market Fund Class P†	$12,229,418	$51,718,361	$56,584,742	$402,129	$7,363,037

	Total Short-term investments	$12,229,418	$51,718,361	$56,584,742	$402,129	$7,363,037
† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. There were no realized or unrealized gains or losses during the period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
Debt obligations are considered secured unless otherwise indicated.
(R)	Real Estate Investment Trust.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. When reliable prices are not readily available for equity securities, such as when the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, on certain days the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This may include using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. These securities, which would generally be classified as level 1 securities, will be transferred to Level 2 on the fair value hierarchy when they are valued at fair value. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.
At the close of the reporting period, the fund has deposited cash valued at $285,258 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Convertible bonds and notes	$—	$1,177,760	$—
Convertible preferred stocks	1,997,858	—	—
Corporate bonds and notes	—	157,012,298	—
Senior loans	—	10,705,703	—
Short-term investments	7,363,037	—	—

Totals by level	$9,360,895	$168,895,761	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Credit default contracts	$—	$321,042	$—

Totals by level	$—	$321,042	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com